Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of Realized Gain (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Realized Gain (Loss) [Abstract]
Gross realized gains
Gross realized losses	$ (1)